Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Nov. 14, 2017	Mar. 31, 2017
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Entity Public Float			$ 2,287.0
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	HRG
Entity Registrant Name	HRG GROUP, INC.
Entity Central Index Key	0000109177
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		200,624,864